Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables
	December 31,	December 31,
	2019	2018
	$	$
Trade receivables	20,549	19,199
Sales tax receivables	11,343	6,718
Other receivables	—	90
	31,892	26,007